Pay vs Performance Disclosure	9 Months Ended	12 Months Ended
	Jan. 23, 2026	Apr. 24, 2026 USD ($)	Apr. 25, 2025 USD ($)	Apr. 26, 2024 USD ($)	Apr. 28, 2023 USD ($)	Apr. 29, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Year (1)	Summary Compensation Table (SCT) Paid to Martha (2)	Compensation Actually Paid (CAP) Paid to Martha (3)	Average SCT Total for Other NEOs (2)	Average CAP to Other NEOs (4)	Value of Initial Fixed $100 Investment Based on (5):		Net Income Attributable to Medtronic	Organic Revenue Growth (6)
					TSR (MDT)	Peer Group TSR

2026	$22,940,252	$22,452,995	$7,265,205	$7,199,467	$74.09	$97.45	$4,801	5.8%
2025	$21,240,058	$26,085,386	$5,646,694	$4,223,316	$97.82	$148.62	$4,662	4.9%
2024	$20,084,630	$11,124,552	$7,588,515	$4,940,646	$89.66	$135.04	$3,676	5.2%
2023	$15,394,633	$3,321,325	$5,392,087	$843,886	$98.97	$131.43	$3,758	2.1%
2022	$17,861,949	$2,950,145	$7,628,327	$2,907,405	$109.87	$123.71	$5,039	5.5%

Company Selected Measure Name		Revenue Growth
Named Executive Officers, Footnote
(1) The Chief Executive Officer (CEO), who was our principal executive officer under SEC rules, and other named executive officers for the applicable years were as follows:
•FY26: Geoff Martha served as the Company’s CEO for the entirety of FY26. The Company’s other named executive officers for FY26 were: Thierry Piéton; Brett Wall; Mike Marinaro and Michelle Quinn.
•FY25: Geoff Martha served as the Company’s CEO for the entirety of FY25. The Company’s other named executive officers for FY25 were: Thierry Piéton; Sean Salmon; Brett Wall; Gregory Smith; Gary Corona and Karen Parkhill.
•FY24: Geoff Martha served as the Company’s CEO for the entirety of FY24. The Company’s other named executive officers for FY24 were: Karen Parkhill; Gregory Smith; Sean Salmon; Brett Wall; and Robert White.
•FY23: Geoff Martha served as the Company’s CEO for the entirety of FY23. The Company’s other named executive officers for FY23 were: Karen Parkhill; Sean Salmon; Rob ten Hoedt; and Robert White.
•FY22: Geoff Martha served as the Company’s CEO for the entirety of FY22. The Company’s other named executive officers for FY22 were: Karen Parkhill; Ivan Fong; Robert White; Rob ten Hoedt; and Bradley Lerman.

Peer Group Issuers, Footnote
(5) The Peer Group TSR in the table utilizes the S&P 500 Health Care Index (S&P 500 Health Care Index), which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the Annual Report on Form 10-K for fiscal year 2026. The comparison assumes $100 (including reinvested dividends) was invested for the period starting April 30, 2021 through April 24, 2026 (i) the Company and (ii) the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount		$ 22,940,252	$ 21,240,058	$ 20,084,630	$ 15,394,633	$ 17,861,949
PEO Actually Paid Compensation Amount		$ 22,452,995	26,085,386	11,124,552	3,321,325	2,950,145
Adjustment To PEO Compensation, Footnote
(3) Amounts reported in this column represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to Mr. Martha during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid.”

Adjustments		Geoff Martha
	2026	2025	2024	2023	2022

Total from Summary Compensation Table (a)	$22,940,252	$21,240,058	$20,084,630	$15,394,633	$17,861,949
Adjustments for defined benefit and actuarial plans
Subtract: Change in Actuarial Present Value reported under the “Change in Pension Value” column of the Summary Compensation Table	$—	$—	$—	$—	$—
Add: “Service Cost” for Pension Plans	$—	$—	$—	$—	$—
Adjustments for stock and options awards	$—
Subtract: Grant date fair value of option and stock awards granted in the fiscal year	$(18,847,759)	$(17,425,365)	$(16,523,862)	$(13,601,045)	$(13,512,795)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (b)	$17,833,960	$20,269,141	$14,168,356	$12,988,510	$8,542,744
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (c)	$684,195	$1,947,349	$(5,987,483)	$(7,796,433)	$(9,863,245)
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (d)	$457,437	$166,567	$53,167	$—	$—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (e)	$(615,090)	$(112,365)	$(670,257)	$(3,664,339)	$(78,508)
Total Impact: Adjustments for option and stock awards	$(487,257)	$4,845,328	$(8,960,077)	$(12,073,308)	$(14,911,804)
Compensation Actually Paid	$22,452,995	$26,085,386	$11,124,552	$3,321,325	$2,950,145
a.Represents total compensation as reported in the Summary Compensation Table for each fiscal year
b.Represents the aggregate fair value as of each fiscal year end of Mr. Martha’s outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
c.Represents the aggregate change in fair value during each fiscal year of Mr. Martha’s outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
d.Represents the aggregate fair value as of the vesting date for each option and stock award that Mr. Martha was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
e.Represents the aggregate change in fair value, measured from the prior fiscal year end to the vesting date, of each option and stock award that was granted to Mr. Martha in a prior fiscal year and which vested during the covered fiscal year, less the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, in each case computed in accordance with the Company’s methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount		$ 7,265,205	5,646,694	7,588,515	5,392,087	7,628,327
Non-PEO NEO Average Compensation Actually Paid Amount		$ 7,199,467	4,223,316	4,940,646	843,886	2,907,405
Adjustment to Non-PEO NEO Compensation Footnote
(4) Amounts reported in this column represent the average amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid.”

Adjustments		Other NEOs (a)
	2026	2025	2024	2023	2022

Total from Summary Compensation Table (b)	$7,265,205	$5,646,694	$7,588,515	$5,392,087	$7,628,327
Adjustments for defined benefit and actuarial plans
Subtract: Change in Actuarial Present Value reported under the “Change in Pension”	$—	$(63,814)	$(37,072)	$(169,064)	$(43,448)
Add: “Service Cost” for Pension Plans	$—	$18,833	$28,750	$65,036	$36,654
Adjustments for stock and options awards	$—
Subtract: Grant date fair value of option and stock awards granted in the fiscal year	$(4,609,000)	$(4,448,606)	$(5,147,068)	$(4,208,643)	$(5,759,881)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (c)	$4,362,065	$4,318,381	$4,234,435	$4,004,121	$4,220,707
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (d)	$157,836	$271,920	$(1,603,806)	$(2,584,074)	$(2,768,446)
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (e)	$56,860	$26,113	$215,343	$13,896	$116,722
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (f)	$(33,499)	$(1,546,205)	$(338,451)	$(1,669,474)	$(523,230)
Total Impact: Adjustments for option and stock awards	$(65,738)	$(1,378,398)	$(2,639,547)	$(4,444,174)	$(4,714,128)
Compensation Actually Paid	$7,199,467	$4,223,316	$4,940,646	$843,886	$2,907,405
a.See footnote 1 for the reported named executive officers included in the average for each indicated fiscal year.
b.Represents the average total compensation as reported in the Summary Compensation Table for the reported named executive officers for each fiscal year.
c.Represents the average aggregate fair value as of each fiscal year end outstanding and unvested option and stock awards granted to each reported named executive officer during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
d.Represents the average aggregate change in fair value during each fiscal year of the reported named executive officers outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
e.Represents the average aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year to the reported named executive officers, computed in accordance with the Company’s methodology used for financial reporting purposes.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year end to the vesting date, of each option and stock award that was granted to the reported named executive officers in a prior fiscal year and which vested during the covered fiscal year, less the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, in each case computed in accordance with the Company’s methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return		The chart below reflects the relationship between Mr. Martha and Average NEO’s CAP versus Medtronic’s TSR and the Peer Group TSR over the five most recently completed fiscal years with TSR calculated in accordance with the methodology described above.
Compensation Actually Paid vs. Net Income		The chart below reflects the relationship between Mr. Martha and Average NEO’s CAP versus the GAAP Net Income Attributable to Medtronic over the five most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure		The chart below reflects the relationship between Mr. Martha and Average NEO’s CAP versus Medtronic’s Organic Revenue Growth over the five most recently completed fiscal years.
Total Shareholder Return Vs Peer Group		The chart below reflects the relationship between Mr. Martha and Average NEO’s CAP versus Medtronic’s TSR and the Peer Group TSR over the five most recently completed fiscal years with TSR calculated in accordance with the methodology described above.
Tabular List, Table	The most important financial measures used by the Company to link Compensation Actually Paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

Revenue Growth	EPS	Total Shareholder Return	Free Cash Flow

Total Shareholder Return Amount		$ 74.09	97.82	89.66	98.97	109.87
Peer Group Total Shareholder Return Amount		97.45	148.62	135.04	131.43	123.71
Net Income (Loss)		$ 4,801	$ 4,662	$ 3,676	$ 3,758	$ 5,039
Company Selected Measure Amount		0.058	0.049	0.052	0.021	0.055
PEO Name		Geoff Martha	Geoff Martha	Geoff Martha	Geoff Martha	Geoff Martha
Additional 402(v) Disclosure
(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the named executive officer served as CEO in the case of Mr. Martha (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers other than the individual serving as CEO for all or a portion of such years.
		(6) The Company selected organic revenue growth as the most important financial performance measure that is not otherwise required to be disclosed in the table used to link compensation actually paid to our NEOs including our CEO for the most recently completed fiscal year to the Company’s performance. Organic revenue growth represents FY26 revenue in comparison to FY25 revenue at constant currencies adjusted for significant acquisitions, divestitures, and other significant discrete items. The currency impact to revenue measures the change in revenue between current and prior year periods using constant exchange rates. Top line Revenue Growth (organic) continues to be a key driver of shareholder value. For prior year non-GAAP reconciliations for the company selected measure, refer to the Schedule 14A Proxy filings filed with the SEC in previous years.
Measure:: 1
Pay vs Performance Disclosure
Name		Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name		EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name		Free Cash Flow
Geoff Martha [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 22,940,252	$ 21,240,058	$ 20,084,630	$ 15,394,633	$ 17,861,949
PEO Actually Paid Compensation Amount		22,452,995	26,085,386	11,124,552	3,321,325	2,950,145
PEO | Geoff Martha [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(487,257)	4,845,328	(8,960,077)	(12,073,308)	(14,911,804)
PEO | Geoff Martha [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Geoff Martha [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Geoff Martha [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		17,833,960	20,269,141	14,168,356	12,988,510	8,542,744
PEO | Geoff Martha [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		684,195	1,947,349	(5,987,483)	(7,796,433)	(9,863,245)
PEO | Geoff Martha [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		457,437	166,567	53,167	0	0
PEO | Geoff Martha [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(18,847,759)	(17,425,365)	(16,523,862)	(13,601,045)	(13,512,795)
PEO | Geoff Martha [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(615,090)	(112,365)	(670,257)	(3,664,339)	(78,508)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(65,738)	(1,378,398)	(2,639,547)	(4,444,174)	(4,714,128)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(63,814)	(37,072)	(169,064)	(43,448)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	18,833	28,750	65,036	36,654
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,362,065	4,318,381	4,234,435	4,004,121	4,220,707
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		157,836	271,920	(1,603,806)	(2,584,074)	(2,768,446)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		56,860	26,113	215,343	13,896	116,722
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,609,000)	(4,448,606)	(5,147,068)	(4,208,643)	(5,759,881)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (33,499)	$ (1,546,205)	$ (338,451)	$ (1,669,474)	$ (523,230)